S000047014 [Member] Investment Strategy - BATS: Securitized Total Return Series	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets.
Such securitized assets include, but are not limited to, the following:
∎	asset-backed securities;
∎
commercial and residential mortgage-backed securities issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government;

∎	commercial and residential mortgage-backed securities issued by banks and other financial institutions;
∎	collateralized debt obligations (“CDOs”);
∎	collateralized loan obligations (“CLOs”);
∎	collateralized mortgage obligations (“CMOs”);
∎	fixed and floating rate commercial mortgage loans (“CMLs”);
∎	fixed and floating rate, first and second lien residential mortgage loans (“RMLs”); and
∎	consumer loans (“CLs”).
Certain of the asset-backed securities and mortgage-backed securities in which the Fund may invest include securities backed by pools of subprime auto loans and subprime mortgages, respectively. The Fund invests at least 25% of its total assets in mortgage-related securities, which include, but are not limited to, mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities or those issued by private issuers, CMOs, real estate loans, dollar rolls, stripped mortgage-backed securities and CMO residuals. The Fund’s investment in mortgage-related securities may consist entirely of privately issued securities, which are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non‑governmental issuers.
The management team evaluates sectors of the securitized asset market (i.e., asset-backed and mortgage-backed securities market) and individual securities within these sectors. The Fund may also enter into repurchase agreements and reverse repurchase agreements.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a futures contract, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Fund may invest in derivatives for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involves a sale by the fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price).
The Fund may invest in investment grade securities and non‑investment grade securities (high yield or junk bonds) of any maturity. Investment grade securities acquired by the Fund will be rated investment grade by at least one major rating agency nationally recognized statistical rating organization (“NRSRO”) (S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”), Kroll Bond Rating Agency (“Kroll”), or Morningstar DBRS (“DBRS”)) or, if unrated, determined by the management team to be of similar quality. Non‑investment grade securities acquired by the Fund will generally be in the lower rating categories of the major rating agencies NRSROs (BB or lower by S&P or Fitch; Ba or lower by Moody’s; BB+ for long term and B for short term by Kroll; or BB (high) for long-term and R‑3 for short term by DBRS) or, if unrated, determined by the management team to be of similar quality. The Fund may invest in unrated securities without limit.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.